INVESTMENTS - Fair Value of AFS Debt Securities by Contractual Maturity Date (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities, Debt Maturities
Total amortized cost	$ 296,920	$ 284,735
Total fair value	297,418	282,777
Mortgage-backed securities
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	44	87
After 1 but within 5 years, amortized cost	931	346
After 5 but within 10 years, amortized cost	1,362	2,898
After 10 years, amortized cost	42,163	49,723
Total amortized cost	44,500	53,054
Fair value, due within 1 year	44	87
Fair value, after 1 but within 5 years	935	354
Fair value, after 5 but within 10 years	1,387	2,932
Fair value, after 10 years	42,642	49,282
Total fair value	45,008	52,655
U.S. Treasury and federal agency securities
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	13,070	15,789
After 1 but within 5 years, amortized cost	104,982	66,232
After 5 but within 10 years, amortized cost	2,286	2,129
After 10 years, amortized cost	3,079	3,061
Total amortized cost	123,417	87,211
Fair value, due within 1 year	13,084	15,853
Fair value, after 1 but within 5 years	105,131	66,457
Fair value, after 5 but within 10 years	2,325	2,185
Fair value, after 10 years	3,150	3,101
Total fair value	123,690	87,596
State and municipal securities
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	652	576
After 1 but within 5 years, amortized cost	4,387	3,731
After 5 but within 10 years, amortized cost	524	439
After 10 years, amortized cost	7,963	16,015
Total amortized cost	13,526	20,761
Fair value, due within 1 year	651	581
Fair value, after 1 but within 5 years	4,381	3,735
Fair value, after 5 but within 10 years	537	482
Fair value, after 10 years	7,130	14,142
Total fair value	12,699	18,940
Foreign government
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	31,355	37,005
After 1 but within 5 years, amortized cost	41,913	51,344
After 5 but within 10 years, amortized cost	16,008	7,314
After 10 years, amortized cost	973	945
Total amortized cost	90,249	96,608
Fair value, due within 1 year	31,382	36,959
Fair value, after 1 but within 5 years	42,467	51,304
Fair value, after 5 but within 10 years	15,779	7,216
Fair value, after 10 years	1,069	992
Total fair value	90,697	96,471
All other
Available-for-sale Securities, Debt Maturities
Due within 1 year, amortized cost	1,248	2,786
After 1 but within 5 years, amortized cost	10,442	10,934
After 5 but within 10 years, amortized cost	7,282	5,632
After 10 years, amortized cost	6,256	7,749
Total amortized cost	25,228	27,101
Fair value, due within 1 year	1,251	2,733
Fair value, after 1 but within 5 years	10,535	11,020
Fair value, after 5 but within 10 years	7,318	5,641
Fair value, after 10 years	6,220	7,721
Total fair value	$ 25,324	$ 27,115